NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated January 9, 2015
to the Prospectus dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, Janet K. Navon no longer serves as portfolio manager to the NVIT Multi-Manager Small Cap Value Fund.  Accordingly, all references to, and information regarding, Janet K. Navon in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund	NVIT Money Market Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager International Value Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Developing Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT Multi Sector Bond Fund
NVIT Enhanced Income Fund	NVIT Nationwide Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, Janet K. Navon no longer serves as portfolio manager to the NVIT Multi-Manager Small Cap Value Fund.  Accordingly, all references to, and information regarding, Janet K. Navon in the SAI are deleted in their entirety.

In addition, effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

Lazard NVIT Flexible Opportunistic Strategies Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 23, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

Loring Ward NVIT Capital Appreciation Fund
Loring Ward NVIT Moderate Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Cardinal Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT Cardinal Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT Cardinal Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT Cardinal Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT Cardinal Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT Cardinal Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT Cardinal Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Cardinal Managed Growth Fund
NVIT Cardinal Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 30, 2014 (as revised September 17, 2014)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Flexible Fixed Income Fund
NVIT Flexible Moderate Growth Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated April 22, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Supplement dated January 9, 2015
to the Statement of Additional Information dated July 1, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2014, Barbara L. Hennigar retired from the Board of Trustees of the Trust.  All references to Ms. Hennigar in the SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE